Summary of Significant Accounting Policies - Shipping and Handling (Details) - Shipping and Handling [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Shipping and handling fees paid by customers	$ 1	$ 1	$ 2	$ 2	$ 5	$ 6
Shipping costs for delivery of product to customers	$ 34	$ 16	$ 65	$ 42	$ 90	$ 71